Assets and Liabilities Held for Sale (Tables)	9 Months Ended
Mar. 31, 2023
Non-current assets held for sale and discontinued operations [Abstract]
Assets Held For Sale
Assets held for sale are comprised of the following:

	Colombia Property	Restructuring Facilities	Uruguay Properties	Nordic Sky	Aurora Sun	Valley	Polaris	Whistler Alpha Lake	Total
	$	$	$						$
Balance, June 30, 2021	1,925	13,993	—	—	—	—	—	—	15,918
Transfer (to) from Property, Plant, and Equipment	—	(355)	669	8,823	34,404	5,850	18,678	638	68,707
Proceeds from disposal	—	(11,440)	(602)	(7,519)	—	—	—	—	(19,561)
Loss on disposal (1)	—	(2,198)	(67)	(1,304)	—	—	—	—	(3,569)
Balance, June 30, 2022	1,925	—	—	—	34,404	5,850	18,678	638	61,495
Transfer to Property, Plant, and Equipment	—	—	—	—	(34,404)	—	—	—	(34,404)
Impairment	(1,925)	—	—	—	—	—	—	—	(1,925)
Transfer from Liabilities Held for Sale	—	—	—	—	—	—	(3,977)	—	(3,977)
Proceeds from disposal	—	—	—	—	—	(5,573)	(14,680)	—	(20,253)
Loss on disposal (1)	—	—	—	—	—	(277)	(21)	—	(298)
Balance, March 31, 2023	—	—	—	—	—	—	—	638	638
(1) The loss on disposal is recognized in other gains (losses) (Note 22) in the statement of comprehensive loss.

$
Property, plant and equipment	34,404
Assets held for sale	34,404

Accounts payable and accrued liabilities	11
Provisions	2,000
Liabilities held for sale	2,011

$
Property, plant and equipment	18,678
Assets held for sale	18,678

Lease liability	3,977
Liabilities held for sale	3,977